Performance Management	Feb. 26, 2026
Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]

The bar chart and performance table that follows illustrate the variability of the Australia/New Zealand Fund’s returns. The Australia/New Zealand Fund’s past performance (before and after taxes) does not necessarily indicate how the Australia/New Zealand Fund will perform in the future. The information provides some indication of the risks of investing in the Australia/New Zealand Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Australia/New Zealand Fund’s website at www.commonwealthfunds.com.

Performance Past Does Not Indicate Future [Text]	The Australia/New Zealand Fund’s past performance (before and after taxes) does not necessarily indicate how the Australia/New Zealand Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follows illustrate the variability of the Australia/New Zealand Fund’s returns.
Bar Chart [Heading]	AUSTRALIA/NEW ZEALAND FUND Year-by-year return as of 12/31 each year (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	For the periods included in the bar chart:
Best Quarter	27.77%,	2nd Quarter, 2020
Worst Quarter	(32.89)%,	1st Quarter, 2020

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	1 Year	5 Years	10 Years
Australia/New Zealand Fund
Return Before Taxes	20.36%	(2.56)%	3.86%
Return After Taxes on Distributions	20.21%	(2.95)%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	12.16%	(1.86)%	3.32%
MSCI ACWI ex USA Index[1] (reflects no deduction for fees, expenses or taxes)	32.38%	7.91%	8.41%
NZX 50 Index (reflects no deduction for fees, expenses or taxes)	6.35%	(3.69)%	6.07%
Australian All Ordinaries Index (reflects no deduction for fees, expenses or taxes)	20.51%	7.96%	9.88%

[1]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI ex USA Index due to new regulatory requirements for broad-based securities index comparison. The Australia/New Zealand Fund does not intend to deliver similar risk characteristics to the MSCI ACWI ex USA Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.commonwealthfunds.com
Africa Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]

The bar chart and performance table that follows illustrate the variability of the Africa Fund’s returns. The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future. The information provides some indication of the risks of investing in the Africa Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Africa Fund’s website at www.commonwealthfunds.com.

Performance Past Does Not Indicate Future [Text]	The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follows illustrate the variability of the Africa Fund’s returns.
Bar Chart [Heading]	AFRICA FUND Year-by-year return as of 12/31 each year (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	For the periods included in the bar chart:
Best Quarter	25.49%,	4th Quarter, 2020
Worst Quarter	(44.09)%,	1st Quarter, 2020

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(44.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	10 Years
Africa Fund
Return Before Taxes	51.42%	12.38%	7.41%
Return After Taxes on Distributions	49.70%	11.57%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	31.08%	9.66%	5.95%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%
Dow Jones Africa Titans 50 Index (reflects no deduction for fees, expenses or taxes)	79.76%	11.22%	8.85%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	www.commonwealthfunds.com
Commonwealth Japan Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]

The bar chart and performance table that follows illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Japan Fund’s website at www.commonwealthfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follows illustrate the variability of the Japan Fund’s returns.
Bar Chart [Heading]	JAPAN FUND Year-by-year return as of 12/31 each year (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	For the periods included in the bar chart:
Best Quarter	13.14%,	4th Quarter, 2020
Worst Quarter	(17.97)%,	1st Quarter, 2020

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.14%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	10 Years
Japan Fund
Return Before Taxes	18.24%	(0.04)%	3.31%
Return After Taxes on Distributions	18.20%	(0.14)%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	11.33%	0.13%	2.69%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	26.10%	7.07%	7.94%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	www.commonwealthfunds.com
Commonwealth Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]

The bar chart and performance table that follows illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Global Fund will perform in the future. The information provides some indication of the risks of investing in the Global Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Global Fund’s website at www.commonwealthfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Global Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follows illustrate the variability of the Global Fund’s returns.
Bar Chart [Heading]	GLOBAL FUND Year-by-year return as of 12/31 each year (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	For the periods included in the bar chart:
Best Quarter	16.64%,	2nd Quarter, 2020
Worst Quarter	(22.45)%,	1st Quarter, 2020

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	10 Years
Global Fund
Return Before Taxes	6.46%	3.16%	5.70%
Return After Taxes on Distributions	5.60%	2.79%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	4.45%	2.43%	4.53%
MSCI ACWI Net Index[1] (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

[1]	Effective January 10, 2025, the Fund changed its primary index to the MSCI ACWI Net Index due to new regulatory requirements for broad-based securities index comparison. The Global Fund does not intend to deliver similar risk characteristics to the MSCI ACWI Net Index which is shown as the Fund’s benchmark only for regulatory purposes. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	www.commonwealthfunds.com
Commonwealth Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]

The bar chart and performance table that follows illustrate the variability of the Real Estate Securities Fund’s returns. The Real Estate Securities Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Securities Fund will perform in the future. The information provides some indication of the risks of investing in the Real Estate Securities Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Real Estate Securities Fund’s website at www.commonwealthfunds.com.

Performance Past Does Not Indicate Future [Text]	The Real Estate Securities Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Securities Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follows illustrate the variability of the Real Estate Securities Fund’s returns.
Bar Chart [Heading]	REAL ESTATE SECURITIES FUND Year-by-year return as of 12/31 each year (%)
Bar Chart [Table]

Bar Chart Closing [Text Block]	For the periods included in the bar chart:
Best Quarter	20.34%,	4th Quarter, 2023
Worst Quarter	(30.22)%,	1st Quarter, 2020

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	10 Years
Real Estate Securities Fund
Return Before Taxes	(2.53)%	5.42%	5.51%
Return After Taxes on Distributions	(3.23)%	5.12%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	(0.99)%	4.23%	4.41%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	2.94%	6.58%	5.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	www.commonwealthfunds.com